Current and Non-current Distinction	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Current and Non-current Distinction
51	CURRENT AND NON-CURRENT DISTINCTION

The following tables present an analysis of financial assets and liabilities, excluding cash and deposits with banks, trading assets and liabilities, derivative financial instruments, financial assets included in assets held for sale and financial liabilities included in liabilities directly associated with the assets held for sale, by amounts recovered or settled, not more than twelve months or more than twelve months, at March 31, 2019 and 2018.

	At March 31, 2019
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥2,416,538	¥49,207	¥2,465,745
Reverse repurchase agreements and cash collateral on securities borrowed	10,273,844	72,150	10,345,994
Financial assets at fair value through profit or loss	871,333	1,770,083	2,641,416
Investment securities:
Debt instruments at amortized cost	46,912	272,002	318,914
Debt instruments at fair value through other comprehensive income	2,381,961	10,951,260	13,333,221
Equity instruments at fair value through other comprehensive income	—	4,172,892	4,172,892
Loans and advances	31,176,468	59,506,470	90,682,938
Other financial assets	3,507,199	101,930	3,609,129
Liabilities:
Deposits	¥129,647,380	¥4,757,272	¥134,404,652
Call money and bills sold	1,307,779	—	1,307,779
Repurchase agreements and cash collateral on securities lent	12,887,249	—	12,887,249
Borrowings	8,713,483	3,454,375	12,167,858
Debt securities in issue	3,521,706	7,649,503	11,171,209
Other financial liabilities	5,593,895	2,618	5,596,513

	At March 31, 2018
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥1,802,317	¥79,563	¥1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	8,418,341	73,362	8,491,703
Financial assets at fair value through profit or loss	205,525	1,342,147	1,547,672
Investment securities:
Held-to-maturity investments	92,033	280,426	372,459
Available-for-sale financial assets	5,034,184	15,088,432	20,122,616
Loans and advances	29,469,067	55,660,003	85,129,070
Other financial assets	3,490,685	107,957	3,598,642
Liabilities:
Deposits	¥123,901,761	¥4,559,766	¥128,461,527
Call money and bills sold	1,190,929	—	1,190,929
Repurchase agreements and cash collateral on securities lent	12,022,593	—	12,022,593
Borrowings	7,264,455	3,388,026	10,652,481
Debt securities in issue	3,356,401	7,212,716	10,569,117
Other financial liabilities	6,687,889	3,153	6,691,042